Stockholders' Deficit - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 class	Sep. 30, 2013	May 29, 2013	Dec. 31, 2011
Class of Stock [Line Items]
Classes of stock, number	2
Total shares authorized	523,871,368
Common stock, shares authorized	303,500,000	100,000,000	100,000,000	300,000,000
Redeemable convertible preferred stock, shares authorized	220,371,368
Number of common stock reserved for issuance	18,659,401
Interest on redemption payment	10.00%
Preferred stock conversion ratio	16
Minimum conversion price per share	$ 2.00
Minimum aggregate gross proceeds from automatic conversion	$ 25,000,000
Automatic conversion, affirmative election, percent of oustanding shares	66.67%
Voting rights, consent of holders, percent of outstanding Preferred Stock	66.67%
Dividend rate	8.00%
Preferred Stock, Dividends Per Share, Declared	$ 0
Redeemable Convertible Series A Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized	94,069,763	0		94,069,763
Percent of oustanding shares redeemable, minimum	66.67%
Redeemable convertible preferred stock, redemption value	18,800,000
Number of installments	1
Redeemable Convertible Series B Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized	40,641,227	0		40,641,227
Percent of oustanding shares redeemable, minimum	66.67%
Redeemable convertible preferred stock, redemption value	18,000,000
Number of installments	3
Redeemable Convertible Series B-1 Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized	5,660,378	0		5,660,378
Percent of oustanding shares redeemable, minimum	66.67%
Redeemable convertible preferred stock, redemption value	3,000,000
Number of installments	3
Redeemable Convertible Series C Preferred Stock [Member]
Class of Stock [Line Items]
Redeemable convertible preferred stock, shares authorized	80,000,000	0		76,602,988
Redeemable convertible preferred stock, redemption value	$ 50,600,000
Number of installments	3